Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jan. 01, 2012	Apr. 03, 2011	Mar. 28, 2010
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock ,shares authorized	20,000	0	20,000
Preferred stock, shares issued	0	0	0
Preferred stock ,shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	750,000	82,000	82,000
Common stock,shares issued	79,441	18,005	17,056
Common stock, shares outstanding	79,441	18,005	17,056
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock ,shares authorized	0	8,060	8,060
Preferred stock, shares issued	0	8,000	8,000
Preferred stock ,shares outstanding	0	8,000	8,000
Preferred stock, aggregate liquidation value	$ 0	$ 8,000	$ 8,000
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock ,shares authorized	0	6,566	6,566
Preferred stock, shares issued	0	5,920	5,920
Preferred stock ,shares outstanding	0	5,920	5,920
Preferred stock, aggregate liquidation value	0	11,000	11,000
Series C Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock ,shares authorized	0	15,510	15,510
Preferred stock, shares issued	0	15,510	15,510
Preferred stock ,shares outstanding	0	15,510	15,510
Preferred stock, aggregate liquidation value	$ 0	$ 19,000	$ 19,000